March 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (File Nos. 811-05349; 333-194085)
Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 3 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This Pre-Effective Amendment is being filed in connection with the reorganization of the Goldman Sachs China Equity Fund (“Acquired Fund”), a series of the Registrant, with and into the Goldman Sachs Asia Equity Fund (“Acquiring Fund”), another series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

Pursuant to Rule 461 under the 1933 Act, the Registrant and Goldman, Sachs & Co., as principal underwriter of the shares of the Registrant, hereby respectfully request that the SEC declare the Registrant’s Pre-Effective Amendment No. 3 to Registration Statement on Form N-14 effective today, March 24, 2014, or as soon as practicable thereafter. The Registrant and Goldman, Sachs & Co. are aware of their obligations under the 1933 Act.

Should you have any questions, please feel free to contact Brenden P. Carroll of Dechert LLP at 202.261.3458.

Very truly yours,

/s/ Matthew Wolfe

Matthew Wolfe Assistant Secretary, Goldman Sachs Trust

Vice President and Assistant General Counsel, Goldman, Sachs & Co.